Schedule of Investments (unaudited)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations
Alabama — 1.3%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/28 (PR 09/01/27)	$90	$107,386
Alabama Highway Finance Corp. RB, Series A, 5.00%, 08/01/28	50	60,673
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/28	300	366,752
City of Huntsville AL GOL, Series B, 5.00%, 05/01/28 (Call 11/01/27)	75	89,891
State of Alabama GO
Series A, 4.00%, 11/01/28 (Call 02/01/26)	20	22,041
Series A, 5.00%, 11/01/29 (Call 11/01/28)	55	67,262
Series A, 5.00%, 11/01/32 (Call 11/01/28)	70	85,364
University of Alabama (The) RB, Series C, 5.00%, 07/01/28	225	272,862
		1,072,231
Arizona — 1.3%
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/29 (Call 07/01/28)	50	60,463
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/28 (Call 07/01/26)	100	115,409
Series A, 5.00%, 07/01/29 (Call 07/01/28)	110	133,393
Series D, 5.00%, 07/01/28 (Call 07/01/27)	15	17,696
Maricopa County Unified School District No 80 Chandler RB, 5.00%, 07/01/28	90	109,452
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/28 (Call 07/01/27)	25	29,599
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/29 (Call 01/01/28)	100	120,221
5.00%, 01/01/31 (Call 01/01/28)	55	65,843
Series A, 5.00%, 01/01/28 (Call 01/01/27)	200	234,414
State of Arizona Lottery Revenue RB, 5.00%, 07/01/28	150	182,317
		1,068,807
California — 12.8%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/28(a)	35	31,384
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/28 (Call 04/01/26)	75	86,510
5.00%, 10/01/28 (Call 04/01/27)	135	159,646
5.00%, 10/01/28 (Call 04/01/28)	55	66,688
5.00%, 10/01/32 (Call 04/01/28)	150	180,020
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	50	55,686
5.00%, 09/01/28 (Call 09/01/27)	25	29,549
Series B, 5.00%, 05/01/28	100	120,182
Series C, 5.00%, 11/01/28	150	182,089
Series C, 5.00%, 11/01/28 (Call 11/01/26)	25	28,977
Series C, 5.00%, 11/01/31 (Call 11/01/28)	75	90,629
Series G, 5.00%, 10/01/28 (Call 10/01/27)	80	94,727
California State University RB
Series A, 5.00%, 11/01/28 (Call 05/01/26)	200	230,426
Series A, 5.00%, 11/01/30 (Call 11/01/28)	65	79,624
City of Los Angeles CA GO, Series B, 5.00%, 09/01/28	50	61,268
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/31 (Call 06/01/28)	150	182,497
Series A, 5.00%, 06/01/32 (Call 06/01/28)	100	121,552
City of Los Angeles Department of Airports RB, Series E, 5.00%, 05/15/28	25	30,119
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/29 (Call 08/01/28)	75	91,067
City of Riverside CA Water Revenue RB, Series A, 5.00%, 10/01/28	130	159,673

Security	Par (000)	Value

California (continued)
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/28 (Call 11/01/26)	$125	$146,196
Coast Community College District GO
Series B, 0.00%, 08/01/28 (AGM)(a)	330	294,200
Series D, 5.00%, 08/01/28 (Call 08/01/27)	105	125,473
Fairfield-Suisun Unified School District GO, 4.00%, 08/01/31 (Call 08/01/28)	100	115,713
Long Beach Unified School District GO, 5.00%, 08/01/28 (Call 08/01/26)	175	203,821
Los Angeles Community College District/CA GO, Series J, 5.00%, 08/01/28 (Call 08/01/27)	40	47,752
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/28 (Call 06/01/26)	40	46,318
Series A, 5.00%, 07/01/28 (Call 07/01/27)	100	119,200
Series B, 5.00%, 07/01/32 (Call 07/01/28)	200	243,502
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/32 (Call 01/01/28)	35	41,781
Series D, 5.00%, 07/01/30 (Call 07/01/28)	100	121,166
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/28 (Call 01/01/26)	35	39,943
Series A, 5.00%, 07/01/31 (Call 01/01/28)	60	71,828
Series B, 5.00%, 07/01/31 (Call 07/01/28)	80	97,041
Series B, 5.00%, 07/01/32 (Call 07/01/28)	175	212,109
Los Angeles Unified School District/CA GO
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	195	234,367
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	45	54,012
Series B-1, 5.00%, 07/01/32 (Call 01/01/28)	100	119,812
Series M1, 5.00%, 07/01/28 (Call 01/01/28)	100	120,188
Series M-1, 5.00%, 07/01/31 (Call 01/01/28)	150	179,758
Metropolitan Water District of Southern California RB 5.00%, 01/01/31 (Call 07/01/28)	115	140,601
Series B, 5.00%, 09/01/28	30	36,761
Napa Valley Community College District GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	100	88,408
Newport Mesa Unified School District GO, 0.00%, 08/01/28 (NPFGC)(a)	300	268,317
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	315	279,384
Poway Unified School District GO, Series A, 0.00%, 08/01/28(a)	120	106,364
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	115	128,655
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	50	59,778
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 4.00%, 07/01/28 (Call 07/01/26)	50	55,458
San Jose Evergreen Community College District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	50	44,402
San Jose Unified School District GO, Series C, 0.00%, 08/01/28 (NPFGC)(a)	170	152,340
San Marcos Unified School District GO, 0.00%, 08/01/28(a)	80	70,863
San Mateo County Community College District GO 0.00%, 09/01/28(a)	125	112,242
Series B, 5.00%, 09/01/28	70	85,824
Santa Clara Valley Transportation Authority RB, Series B, 5.00%, 06/01/28	125	152,081
State of California Department of Water Resources RB
5.00%, 12/01/29 (Call 12/01/28)	125	153,782
5.00%, 12/01/31 (Call 12/01/28)	70	86,059
Series BA, 5.00%, 12/01/28	150	184,561

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California GO
4.00%, 09/01/28 (Call 09/01/26)	$150	$166,388
5.00%, 04/01/28	125	150,619
5.00%, 08/01/28	150	182,020
5.00%, 08/01/28 (Call 08/01/27)	135	160,062
5.00%, 09/01/28 (Call 09/01/26)	385	445,328
5.00%, 10/01/28	250	304,399
5.00%, 11/01/28	125	152,455
5.00%, 08/01/29 (Call 08/01/28)	330	400,011
5.00%, 10/01/30 (Call 10/01/28)	175	212,485
5.00%, 11/01/32 (Call 11/01/28)	310	376,048
Series C, 5.00%, 08/01/28 (Call 08/01/26)	250	288,563
University of California RB
Series AZ, 5.00%, 05/15/31 (Call 05/15/28)	70	84,649
Series O, 5.00%, 05/15/30 (Call 05/15/28)	100	120,746
William S Hart Union High School District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	210	185,637
		10,151,783
Colorado — 1.0%
Board of Governors of Colorado State University System RB
Series C, 5.00%, 03/01/28	110	132,592
Series C, 5.00%, 03/01/29 (Call 03/01/28)	80	95,978
City & County of Denver Co. Airport System Revenue RB,
Series B, 5.00%, 12/01/32 (Call 12/01/28)	160	193,332
Denver City & County School District No. 1 GO, 5.00%, 12/01/28 (Call 12/01/26) (SAW)	90	105,215
University of Colorado RB
Series A-2, 5.00%, 06/01/30 (Call 06/01/28)	100	120,869
Series A-2, 5.00%, 06/01/31 (Call 06/01/28)	95	114,495
		762,481
Connecticut — 2.0%
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/28 (Call 05/01/27)	100	118,328
State of Connecticut GO
Series 2021 A, 4.00%, 01/15/28	100	114,147
Series B, 5.00%, 04/15/28	105	126,486
Series C, 5.00%, 06/15/28	115	139,019
Series E, 5.00%, 09/15/28	75	91,131
Series E, 5.00%, 09/15/30 (Call 09/15/28)	115	139,659
Series E, 5.00%, 09/15/31 (Call 09/15/28)	205	248,737
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/28	125	149,337
Series A, 5.00%, 09/01/28 (Call 09/01/26)	125	144,527
Series A, 5.00%, 01/01/29 (Call 01/01/28)	110	130,868
Series B, 5.00%, 09/01/28 (Call 09/01/26)	50	57,811
Series D, 5.00%, 11/01/28	75	91,151
		1,551,201
Delaware — 0.4%
State of Delaware GO
Series A, 2.13%, 03/01/28 (Call 03/01/26)	15	15,371
Series A, 5.00%, 01/01/29 (Call 01/01/28)	125	150,354
Series A, 5.00%, 02/01/32 (Call 02/01/28)	100	119,718
		285,443
District of Columbia — 2.1%
District of Columbia GO
Series A, 5.00%, 06/01/28	185	224,830
Series A, 5.00%, 10/15/28	65	79,669
Series D, 5.00%, 06/01/28 (Call 12/01/26)	85	99,718
Series D, 5.00%, 06/01/28 (Call 06/01/27)	110	130,420

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia RB
5.00%, 12/01/28	$285	$347,557
Series C, 5.00%, 10/01/28	335	410,032
District of Columbia Water & Sewer Authority RB
Series B, 5.00%, 10/01/28	140	171,856
Series B, 5.00%, 10/01/28 (Call 04/01/27)	25	29,468
Series B, 5.00%, 10/01/30 (Call 04/01/28)	65	78,480
Series B, 5.00%, 10/01/32 (Call 04/01/28)	60	72,360
		1,644,390
Florida — 4.6%
Central Florida Expressway Authority RB, Series B, 5.00%, 07/01/28 (Call 07/01/26)	130	149,971
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/28 (Call 10/01/26)	165	190,915
County of Miami-Dade FL GO, Series D, 5.00%, 07/01/28 (Call 07/01/26)	100	115,827
County of Miami-Dade FL Water & Sewer System Revenue RB 5.00%, 10/01/30 (Call 10/01/28)	95	116,088
Series B, 5.00%, 10/01/28 (Call 10/01/27)	235	281,216
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/28	225	272,709
Florida Department of Management Services COP, Series A, 5.00%, 11/01/28	140	170,649
Hillsborough County School Board COP, Series A, 5.00%, 07/01/28 (Call 07/01/26)	310	356,762
Orange County School Board COP, Series C, 5.00%, 08/01/28	100	120,934
Palm Beach County School District COP, Series B, 5.00%, 08/01/28	195	236,358
School District of Broward County/FL GO, 5.00%, 07/01/30 (Call 07/01/28)	60	72,986
State of Florida Department of Transportation RB
5.00%, 07/01/31 (Call 07/01/28)	100	120,690
5.00%, 07/01/32 (Call 07/01/28)	300	361,782
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/28	75	90,801
State of Florida GO
Series A, 4.00%, 07/01/32 (Call 07/01/28)	350	403,367
Series B, 5.00%, 06/01/28 (Call 06/01/27)	125	148,558
Series C, 5.00%, 06/01/30 (Call 06/01/28)	220	268,137
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/28	115	139,072
		3,616,822
Georgia — 1.3%
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	60	71,822
Series C, 5.00%, 11/01/28 (Call 11/01/27)	100	119,703
Forsyth County School District GO, 5.00%, 02/01/30
(Call 02/01/28)	250	300,027
State of Georgia GO
Series A, 5.00%, 07/01/31 (Call 07/01/28)	205	248,669
Series E, 5.00%, 12/01/28 (Call 12/01/26)	260	305,226
		1,045,447
Hawaii — 1.8%
City & County Honolulu HI Wastewater System Revenue RB 5.00%, 07/01/28	60	72,927
Series A, 4.00%, 07/01/28	100	115,445
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/28	45	54,856
Series A, 5.00%, 09/01/30 (Call 09/01/28)	165	200,672
Series C, 4.00%, 08/01/28	250	288,801

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series D, 5.00%, 09/01/28 (Call 09/01/27)	$30	$35,760
County of Maui HI GO, 5.00%, 09/01/28	35	42,691
State of Hawaii GO
Series FT, 5.00%, 01/01/29 (Call 01/01/28)	185	221,248
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	105	125,373
Series FT, 5.00%, 01/01/32 (Call 01/01/28)	230	274,502
		1,432,275
Illinois — 2.5%
Chicago O’Hare International Airport RB, Series C, 5.00%, 01/01/28 (Call 01/01/26)	155	176,417
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/28	65	78,035
Illinois Finance Authority RB
5.00%, 07/01/28 (Call 01/01/26)	25	28,531
5.00%, 12/01/28	75	91,789
Series B, 5.00%, 01/01/28	100	119,158
Metropolitan Water Reclamation District of Greater Chicago GO, Series A, 5.00%, 12/01/28 (Call 12/01/26)	150	174,595
State of Illinois GO
5.00%, 02/01/28 (Call 02/01/27)	100	113,791
Series A, 5.00%, 03/01/28	105	122,064
Series A, 5.00%, 10/01/28	155	181,760
Series A, 5.00%, 05/01/29 (Call 05/01/28)	310	363,028
Series A, 5.00%, 10/01/30 (Call 10/01/28)	125	146,616
Series D, 5.00%, 11/01/28 (Call 11/01/27)	200	230,634
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/28	150	176,267
		2,002,685
Indiana — 1.4%
City of Indianapolis Department of Public Utilities Water System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	100	122,056
Series A, 5.00%, 10/01/28	40	48,846
Indiana Finance Authority RB
5.00%, 10/01/28 (Call 10/01/26)	100	116,601
Series C, 5.00%, 02/01/28	115	138,438
Series C, 5.00%, 06/01/28 (Call 12/01/26)	100	117,110
Series R, 5.00%, 02/01/28	200	240,762
Indianapolis Local Public Improvement Bond Bank RB, Series E, 5.00%, 01/01/28 (PR 01/01/26)	175	200,365
Purdue University RB, 5.00%, 07/01/28	75	91,415
		1,075,593
Iowa — 0.2%
Iowa Finance Authority RB, Series A, 5.00%, 08/01/31 (Call 08/01/28)	120	145,441
State of Iowa RB, Series A, 5.00%, 06/01/28 (Call 06/01/26)	30	34,601
		180,042
Kansas — 0.3%
Sedgwick County Unified School District No. 266 Maize GO, Series A, 4.00%, 09/01/28 (Call 09/01/27)	50	57,012
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	170	203,143
		260,155
Louisiana — 0.9%
State of Louisiana GO
Series B, 5.00%, 08/01/28 (Call 08/01/26)	110	127,332
Series B, 5.00%, 10/01/28 (Call 10/01/27)	150	179,319
State of Louisiana RB, Series A, 5.00%, 09/01/29 (Call 09/01/28)	310	379,264
		685,915

Security	Par (000)	Value

Maine — 0.6%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/28 (Call 09/01/26)	$80	$92,459
Series A, 5.00%, 11/01/28	35	42,712
Series C, 5.00%, 11/01/28 (Call 11/01/27)	75	89,509
State of Maine GO
Series B, 5.00%, 06/01/28	120	145,917
Series D, 5.00%, 06/01/28	100	121,597
		492,194
Maryland — 5.0%
City of Baltimore MD GO, Series A, 5.00%, 10/15/28	45	55,027
County of Anne Arundel MD GOL
5.00%, 10/01/28	255	312,477
5.00%, 10/01/28 (Call 10/01/27)	140	167,011
County of Baltimore MD GO, 5.00%, 03/01/28	65	78,687
County of Howard MD GO
5.00%, 02/15/28	55	66,513
Series A, 5.00%, 08/15/28	220	269,012
Series D, 5.00%, 02/15/28	75	90,699
County of Montgomery MD GO
5.00%, 11/01/28	125	153,533
Series A, 5.00%, 11/01/28	265	325,491
Series A, 5.00%, 11/01/29 (Call 11/01/28)	130	158,983
County of Prince George’s MD GOL
Series A, 4.00%, 07/15/32 (Call 07/15/28)	200	229,343
Series A, 5.00%, 07/15/31 (Call 07/15/28)	150	182,226
Series B, 5.00%, 09/15/28	100	122,494
State of Maryland Department of Transportation RB
4.00%, 05/01/30 (Call 05/01/28)	45	51,414
5.00%, 09/01/28 (Call 09/01/27)	110	130,842
5.00%, 10/01/28 (Call 10/01/26)	190	221,146
5.00%, 12/01/28	130	159,479
State of Maryland GO
First Series, 5.00%, 03/15/28	195	236,264
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	185	225,014
Second Series, 5.00%, 08/01/30 (Call 08/01/28)	90	109,379
Series A, 5.00%, 03/15/29 (Call 03/15/28)	125	150,743
Series A, 5.00%, 03/15/30 (Call 03/15/28)	125	150,763
Washington Suburban Sanitary Commission RB
5.00%, 06/01/28 (GTD)	125	152,166
5.00%, 06/01/30 (Call 06/01/28) (GTD)	125	151,506
		3,950,212
Massachusetts — 2.3%
Commonwealth of Massachusetts GOL
Series B, 5.00%, 07/01/28	345	418,859
Series B, 5.00%, 01/01/30 (Call 01/01/28)	265	317,581
Series B, 5.25%, 08/01/28	100	123,165
Series C, 5.00%, 05/01/28	100	120,976
Massachusetts Bay Transportation Authority RB, Series A, 5.25%, 07/01/28	250	306,644
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	50	44,834
Massachusetts Health & Educational Facilities Authority RB, Series M, 5.25%, 07/01/28	100	123,207
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/28 (Call 08/01/26)	100	116,039
Series B, 5.25%, 08/01/28 (AGM)	60	74,067
University of Massachusetts Building Authority RB, Series 2019-1, 5.00%, 05/01/28	150	181,563
		1,826,935

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 1.3%
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/26)	$35	$40,540
Michigan Finance Authority RB
5.00%, 10/01/28	120	146,707
5.00%, 10/01/30 (Call 10/01/28)	150	184,688
Series B, 5.00%, 10/01/28 (Call 10/01/26)	140	163,934
Michigan State Building Authority RB, Series I, 5.00%, 04/15/28	250	302,144
Michigan State University RB, Series B, 5.00%, 02/15/28	85	102,137
University of Michigan RB, 5.00%, 04/01/32 (Call 04/01/28)	75	90,124
		1,030,274
Minnesota — 1.6%
Metropolitan Council GO
5.00%, 03/01/28	200	241,334
5.00%, 12/01/28	100	122,603
Series C, 4.00%, 03/01/28 (Call 03/01/27)	25	28,201
Minneapolis-St Paul Metropolitan Airports Commission RB, Series A, 5.00%, 01/01/28 (Call 01/01/27)	80	93,123
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/28 (Call 03/01/26)	100	114,860
State of Minnesota GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	100	119,666
Series A, 5.00%, 08/01/29 (Call 08/01/28)	190	231,753
Series A, 5.00%, 08/01/32 (Call 08/01/28)	200	243,482
Series B, 5.00%, 10/01/28 (Call 10/01/27)	90	107,700
		1,302,722
Mississippi — 0.3%
State of Mississippi GO, Series A, 5.00%, 10/01/28 (Call 10/01/27)	185	221,360

Missouri — 0.5%
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 5.00%, 01/01/29 (Call 01/01/28)	140	167,957
Missouri State Board of Public Buildings RB, Series B, 4.00%, 10/01/28	205	234,998
		402,955
Nebraska — 0.6%
Omaha Public Power District, 5.00%, 02/01/29 (Call 02/01/28)	100	120,415
Omaha Public Power District RB, Series A, 5.00%, 02/01/28 (Call 02/01/26)	125	142,662
University of Nebraska Facilities Corp. RB
5.00%, 07/15/28	55	66,905
5.00%, 07/15/30 (Call 07/15/28)	135	163,440
		493,422
Nevada — 2.5%
Clark County School District GOL, Series C, 5.00%, 06/15/28 (Call 12/15/27)	145	172,706
County of Clark Department of Aviation RB, Series B, 5.00%, 07/01/28	150	182,010
County of Clark NV GOL
5.00%, 12/01/30 (Call 12/01/28)	150	182,892
5.00%, 12/01/31 (Call 12/01/28)	175	212,860
County of Clark NV RB, Series B, 5.00%, 07/01/28	250	301,991
County of Washoe NV RB, 5.00%, 02/01/28	195	233,504
Las Vegas Valley Water District GOL, 5.00%, 06/01/28	235	283,698
State of Nevada GOL
Series A, 5.00%, 04/01/28	40	48,224
Series A, 5.00%, 05/01/28	75	90,582

Security	Par (000)	Value

Nevada (continued)
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28 (Call 06/01/26)	$100	$114,928
5.00%, 12/01/30 (Call 06/01/28)	155	186,623
		2,010,018
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank RB, Series B, 5.00%, 08/15/28	115	139,979
State of New Hampshire GO, Series A, 5.00%, 12/01/31 (Call 12/01/28)	65	79,580
		219,559
New Jersey — 1.9%
New Jersey Economic Development Authority RB, 5.00%, 06/15/28	60	71,296
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/30 (Call 12/15/28)	75	89,155
Series A, 5.00%, 06/15/28 (Call 06/15/26)	100	114,410
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/31 (Call 01/01/28)	105	125,504
Series B, 5.00%, 01/01/32 (Call 01/01/28)	330	393,645
Series E, 5.00%, 01/01/29 (Call 01/01/28)	150	179,391
State of New Jersey GO
5.00%, 06/01/28 (Call 06/01/27)	135	157,831
Series A, 5.00%, 06/01/28	300	357,182
		1,488,414
New Mexico — 0.3%
New Mexico Finance Authority RB
5.00%, 06/15/28	100	121,359
Series D, 5.00%, 06/01/29 (Call 06/01/28)	70	84,729
		206,088
New York — 11.4%
City of New York NY GO
5.00%, 08/01/31 (Call 02/01/28)	100	119,771
Series A, 5.00%, 08/01/28 (Call 08/01/27)	25	29,670
Series A, 5.00%, 08/01/29 (Call 02/01/28)	110	132,322
Series A-2, 5.00%, 08/01/29 (Call 02/01/28)	100	120,293
Series B-1, 5.00%, 10/01/28	80	96,900
Series C, 5.00%, 08/01/28 (Call 02/01/27)	150	175,393
Series C, 5.00%, 08/01/29 (Call 02/01/28)	195	234,570
Series D, 5.00%, 08/01/28 (Call 02/01/26)	210	239,761
Series E, 5.00%, 08/01/28	85	102,619
Long Island Power Authority RB
5.00%, 09/01/29 (Call 09/01/28)	165	201,519
Series A, 0.00%, 12/01/28 (AGM)(a)	170	149,349
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/28	435	518,052
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	195	230,042
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	290	338,364
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 5.00%, 07/15/30 (Call 07/15/28) (SAW)	130	157,831
Series S-2A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	170	205,940
Series S-2A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	100	121,052
Series S-4A, 5.00%, 07/15/28 (SAW)	35	42,432
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	120	145,369
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/28	195	237,969
5.00%, 11/01/28 (Call 11/01/27)	100	119,895
Series A1, 5.00%, 08/01/32 (Call 08/01/28)	50	60,560

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	$100	$119,205
Series C-1, 5.00%, 11/01/28	25	30,509
New York City Water & Sewer System RB
5.00%, 06/15/28	195	236,387
5.00%, 06/15/28 (Call 06/15/27)	100	118,728
Series CC-1, 5.00%, 06/15/28	75	90,918
New York State Dormitory Authority RB
Series A, 5.00%, 02/15/28 (Call 02/15/27)	175	204,806
Series A, 5.00%, 03/15/28	125	150,232
Series A, 5.00%, 03/15/28 (Call 09/15/26)	30	34,822
Series A, 5.00%, 03/15/29 (Call 03/15/28)	185	222,140
Series A, 5.00%, 07/01/29 (Call 07/01/28)	170	206,501
Series A, 5.00%, 03/15/31 (Call 03/15/28)	160	191,047
Series A, 5.00%, 03/15/32 (Call 03/15/28)	140	166,959
Series A, 5.00%, 03/15/32 (Call 09/15/28)	145	174,777
Series B, 5.00%, 02/15/28 (Call 08/15/27)	320	378,800
Series C, 5.00%, 03/15/29 (Call 03/15/28)	175	210,132
Series C, 5.00%, 03/15/31 (Call 03/15/28)	80	95,524
Series C, 5.00%, 03/15/32 (Call 03/15/28)	60	71,554
Series E, 5.00%, 03/15/30 (Call 09/15/28)	155	187,908
New York State Environmental Facilities Corp. RB
5.00%, 06/15/28 (Call 06/15/27)	145	172,073
Series B, 5.00%, 06/15/32 (Call 06/15/28)	75	91,359
New York State Thruway Authority RB
Series L, 5.00%, 01/01/30 (Call 01/01/28)	230	274,916
Series L, 5.00%, 01/01/31 (Call 01/01/28)	110	131,069
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/28 (Call 03/15/26)	340	389,619
Series A, 5.00%, 03/15/28 (Call 03/15/27)	25	29,491
Series C-2, 5.00%, 03/15/28 (Call 09/15/27)	100	119,363
Port Authority of New York & New Jersey RB
Series 205TH, 5.00%, 11/15/28 (Call 11/15/27)	120	143,483
Series 209TH, 5.00%, 07/15/30 (Call 07/15/28)	100	121,477
Series 211TH, 5.00%, 09/01/32 (Call 09/01/28)	165	200,379
Triborough Bridge & Tunnel Authority RB
Series B, 0.00%, 11/15/28(a)	155	134,230
Series B, 5.00%, 11/15/28	240	292,765
Series C-1, 5.00%, 11/15/28	45	54,893
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	150	173,116
		8,998,855
North Carolina — 1.8%
City of Charlotte NC GO, Series A, 5.00%, 06/01/28	115	140,148
County of Guilford NC GO, Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	118,635
County of Wake NC GO
Series A, 5.00%, 04/01/28	15	18,222
Series A, 5.00%, 03/01/31 (Call 03/01/28)	100	120,388
County of Wake NC RB, Series A, 5.00%, 12/01/28 (Call 12/01/26)	65	75,908
North Carolina State University at Raleigh RB, 5.00%, 10/01/28	75	91,692
State of North Carolina GO
Series A, 5.00%, 06/01/28	230	280,140
Series A, 5.00%, 06/01/29 (Call 06/01/28)	150	181,864
State of North Carolina RB
5.00%, 03/01/28	175	210,264
Series B, 5.00%, 05/01/28 (Call 05/01/27)	150	177,117
		1,414,378

Security	Par (000)	Value

Ohio — 3.1%
American Municipal Power Inc., Series A, 5.00%, 02/15/28 (Call 02/15/26)	$100	$113,616
City of Columbus OH GO, Series A, 5.00%, 04/01/31 (Call 10/01/28)	410	501,714
County of Franklin OH Sales Tax Revenue RB, 4.00%, 06/01/31 (Call 06/01/28)	110	126,258
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%, 02/15/28 (Call 02/15/27)	135	158,351
Ohio Water Development Authority RB
5.00%, 06/01/28 (Call 03/01/28)	170	205,879
5.00%, 12/01/28 (Call 12/01/26)	95	111,352
Series A, 5.00%, 06/01/28	145	175,827
State of Ohio GO
5.00%, 09/01/28	150	182,855
Series B, 5.00%, 09/01/28	130	158,475
Series B, 5.00%, 09/15/28	40	48,800
Series S, 5.00%, 05/01/28 (Call 05/01/26)	260	299,205
Series V, 5.00%, 05/01/32 (Call 05/01/28)	50	60,244
State of Ohio RB
Series A, 5.00%, 04/01/28	115	138,570
Series C, 5.00%, 12/01/28 (Call 12/01/26)	135	157,204
		2,438,350
Oklahoma — 0.1%
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/28	25	30,318
Oklahoma Department of Transportation RB, Series A, 5.00%, 09/01/28	50	60,152
		90,470
Oregon — 1.1%
City of Portland OR GOL, Series B, 5.00%, 06/15/29 (Call 06/15/28)	145	176,644
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/28 (Call 05/01/26)	100	115,079
Oregon Health & Science University RB, Series A, 5.00%, 07/01/28	135	163,442
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/28 (GTD)(a)	90	79,968
State of Oregon GO
Series A, 5.00%, 05/01/28	40	48,550
Series D, 5.00%, 06/01/28	155	188,475
Series Q, 5.00%, 05/01/28 (Call 05/01/26)	60	68,994
		841,152
Pennsylvania — 2.1%
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/28 (Call 11/01/27)	120	144,168
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/28 (Call 01/01/27)	305	355,585
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	250	289,699
Series 1, 5.00%, 02/01/28 (Call 02/01/26)	140	159,430
County of Chester PA GO, Series A, 4.00%, 07/15/28 (Call 07/15/26)	105	117,460
Pennsylvania Turnpike Commission RB
Second Series, 5.00%, 12/01/28 (Call 12/01/27)	110	131,047
Series A, 5.25%, 07/15/28 (AGM)	320	396,171
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/28 (Call 09/01/27) (AGM)	30	35,494
		1,629,054
Rhode Island — 0.5%
Rhode Island Commerce Corp. RB, 5.00%, 05/15/28	200	241,751

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
State of Rhode Island GO, Series B, 5.00%, 08/01/28 (Call 08/01/27)	$125	$148,715
		390,466
South Carolina — 0.7%
County of Beaufort SC GO, Series A, 5.00%, 02/01/28 (Call 02/01/27) (SAW)	120	140,840
County of Charleston SC GO, Series B, 5.00%, 11/01/28	100	122,899
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/29 (Call 10/01/28)	130	158,328
State of South Carolina GO, Series A, 5.00%, 04/01/28 (Call 10/01/27) (SAW)	110	131,784
		553,851
Tennessee — 2.3%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/28 (Call 02/01/26)	100	114,575
City of Memphis TN Sanitary Sewerage System Revenue RB, Series B, 5.00%, 10/01/28	190	231,881
County of Hamilton TN GO
5.00%, 04/01/29 (Call 04/01/28)	100	120,587
Series A, 5.00%, 04/01/28	50	60,444
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/28 (Call 05/15/27)	110	129,760
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	90	100,135
4.00%, 07/01/28	110	126,553
5.00%, 01/01/28 (Call 07/01/26)	170	196,559
5.00%, 07/01/32 (Call 07/01/28)	75	90,598
State of Tennessee GO
Series A, 5.00%, 02/01/29 (Call 02/01/28)	105	126,537
Series A, 5.00%, 02/01/32 (Call 02/01/28)	75	89,788
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	115	137,448
Series B, 5.00%, 11/01/28 (Call 11/01/27) (ST INTERCEPT)	220	262,944
		1,787,809
Texas — 11.9%
Abilene Independent School District RB, 5.00%, 02/15/28	55	66,089
Aldine Independent School District GO, 5.00%, 02/15/28 (Call 02/15/27) (PSF)	90	105,615
Alvin Independent School District/TX GO, Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	95	108,697
Austin Independent School District GO
5.00%, 08/01/28 (Call 08/01/26) (PSF)	100	116,564
5.00%, 08/01/31 (Call 08/01/28) (PSF)	200	244,337
Board of Regents of the University of Texas System RB, Series H, 5.00%, 08/15/28 (Call 08/15/26)	75	86,797
City of Austin TX GOL, 5.00%, 09/01/28	235	287,298
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/28 (Call 11/15/26)	175	203,908
City of Dallas TX Waterworks & Sewer System Revenue RB 5.00%, 10/01/28 (Call 10/01/27)	150	179,952
Series C, 5.00%, 10/01/29 (Call 10/01/28)	50	60,825
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/28 (AGM)(a)	170	149,147
Series B, 5.00%, 11/15/28 (Call 11/15/27)	105	125,226
Series D, 5.00%, 11/15/30 (Call 11/15/28)	145	176,313
City of Houston TX GOL, Series A, 5.00%, 03/01/28	150	180,033
City of Lewisville TX GOL, 5.00%, 02/15/30 (Call 02/15/28)	75	90,521

Security	Par (000)	Value

Texas (continued)
City of San Antonio TX Electric & Gas Systems Revenue RB
4.00%, 02/01/28 (Call 08/01/26)	$50	$55,566
5.00%, 02/01/28	60	71,999
5.00%, 02/01/28 (Call 08/01/26)	125	144,814
City of San Antonio TX GOL
5.00%, 08/01/28	75	90,804
5.00%, 08/01/28 (Call 08/01/27)	85	101,673
County of Harris TX GOL, 5.00%, 10/01/28	100	122,114
Dallas Independent School District, 5.00%, 02/15/28	250	301,752
Fort Bend Independent School District GO
Series B, 4.00%, 02/15/32 (Call 02/15/28) (PSF)	60	68,272
Series C, 5.00%, 08/15/28 (PSF)	50	60,895
Frisco Independent School District GO, 5.00%, 08/15/28 (PSF)	300	364,953
Georgetown Independent School District GO, Series A, 5.00%, 08/15/29 (Call 08/15/28) (PSF)	105	128,039
Grand Parkway Transportation Corp. RB, Series A, 5.00%, 10/01/30 (Call 04/01/28)	130	157,215
Grand Prairie Independent School District GO, Series A, 5.00%, 02/15/28 (Call 08/15/26) (PSF)	80	92,660
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/32 (Call 02/15/28)	105	125,941
Houston Independent School District GOL, 5.00%, 07/15/29 (Call 07/15/28)	120	146,222
Katy Independent School District GO, 5.00%, 02/15/31 (Call 02/15/28) (PSF)	125	150,000
Killeen Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	280	337,045
Klein Independent School District GO, 5.00%, 08/01/28 (Call 08/01/26) (PSF)	185	215,556
Laredo Independent School District GO, 5.00%, 08/01/28 (Call 08/01/27) (PSF)	110	130,869
Leander Independent School District GO, Series A, 5.00%, 08/15/31 (Call 02/15/28) (PSF)	190	228,141
Lewisville Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	250	303,961
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26)	15	17,093
North East Independent School District/TX GO, 5.00%, 08/01/30 (Call 08/01/28) (PSF)	50	60,904
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	95	109,527
North Texas Tollway Authority RB
First Series, 0.00%, 01/01/28(a)	220	198,199
Series B, 5.00%, 01/01/28	170	203,417
Northside Independent School District GO, 5.00%, 08/15/28 (Call 08/15/27) (PSF)	150	179,057
Northside Independent School District RB, 5.00%, 08/15/31 (Call 08/15/28) (PSF)	150	182,486
Pflugerville Independent School District GO, Series A, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	55	66,205
Richardson Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	200	240,746
Round Rock Independent School District GO
5.00%, 08/01/31 (Call 08/01/28) (PSF)	105	127,550
5.00%, 08/01/32 (Call 08/01/28) (PSF)	100	121,396
Series A, 5.00%, 08/01/28 (PSF)	145	176,453
San Antonio Independent School District/TX GO
5.00%, 08/15/29 (Call 08/15/28) (PSF)	100	121,524
5.00%, 08/15/32 (Call 08/15/28) (PSF)	200	243,169
San Antonio Water System RB, 5.00%, 05/15/28	195	235,448

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Spring Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	$215	$260,810
State of Texas GO, Series A, 5.00%, 08/01/29 (Call 08/01/28)	150	182,548
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	110	123,567
Texas A&M University RB, Series E, 5.00%, 05/15/28 (Call 05/15/27)	100	118,075
Texas Water Development Board RB
Series A, 5.00%, 10/15/28 (Call 04/15/28)	100	120,761
Series A, 5.00%, 10/15/31 (Call 04/15/28)	100	120,693
Series B, 5.00%, 04/15/28	100	120,990
Series B, 5.00%, 10/15/29 (Call 10/15/28)	35	42,962
Series B, 5.00%, 04/15/31 (Call 10/15/28)	85	103,988
Series B, 5.00%, 10/15/31 (Call 10/15/28)	200	244,559
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/32 (Call 08/01/28)	100	120,094
		9,422,034
Utah — 1.8%
Alpine School District/UT GO, Series B, 5.00%, 03/15/28 (Call 03/15/27) (GTD)	225	265,664
City of Provo UT GO, 5.00%, 02/01/30 (Call 08/01/28)	100	121,255
Salt Lake City Corp. RB, 5.00%, 02/01/28 (Call 02/01/27)	265	311,819
State of Utah GO
5.00%, 07/01/28	170	207,091
Series B, 5.00%, 07/01/28	90	109,636
University of Utah (The), Series A, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	150	178,430
University of Utah (The) RB, Series B-1, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	155	184,377
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	35	41,098
		1,419,370
Virginia — 3.8%
City of Virginia Beach VA GO, 5.00%, 04/01/30 (Call 04/01/28)	120	145,672
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/30 (Call 06/01/28)	220	268,286
County of Arlington VA GO, 5.00%, 08/15/29 (Call 08/15/28)	125	152,950
County of Chesterfield VA GO, Series A, 5.00%, 01/01/29 (Call 01/01/28) (SAW)	55	66,364
County of Fairfax VA GO
Series A, 5.00%, 10/01/28 (Call 04/01/27) (SAW)	50	59,265
Series A, 5.00%, 10/01/28 (Call 04/01/28) (SAW)	150	181,877
Series A, 5.00%, 10/01/30 (Call 04/01/28) (SAW)	100	121,461
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/28	155	187,445
Virginia College Building Authority RB
5.00%, 02/01/28 (Call 02/01/27)	110	128,930
Series A, 5.00%, 09/01/28 (Call 09/01/26) (ST INTERCEPT)	75	86,933
Series A, 5.00%, 09/01/28 (PR 09/01/26) (ST INTERCEPT)	5	5,808
Series B, 5.00%, 02/01/28	110	132,349
Series E, 5.00%, 02/01/29 (Call 02/01/28)	160	192,411
Series E, 5.00%, 02/01/30 (Call 02/01/28)	130	155,931
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/32 (Call 09/15/28)	85	103,585
Series A, 5.00%, 05/15/28 (Call 11/15/27)	25	30,092
Virginia Public Building Authority RB
5.00%, 08/01/28	80	97,520
Series A, 5.00%, 08/01/28	275	335,224

Security	Par (000)	Value

Virginia (continued)
Virginia Public School Authority RB
5.00%, 03/01/28 (SAW)	$20	$24,134
Series B, 5.00%, 08/01/28 (Call 08/01/27) (SAW)	165	196,882
Virginia Resources Authority RB
5.00%, 11/01/28	95	116,411
Series A, 5.00%, 11/01/28	80	98,088
Series A, 5.00%, 11/01/30 (Call 11/01/28)	115	141,870
		3,029,488
Washington — 5.1%
Auburn School District No. 408 of King & Pierce Counties GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	40	47,974
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/28 (Call 11/01/26)	100	116,405
City of Everett WA Water & Sewer Revenue RB, 5.00%, 12/01/28 (Call 12/01/26)	50	58,530
City of Seattle WA Drainage & Wastewater Revenue RB, 4.00%, 07/01/28 (Call 07/01/27)	150	170,231
City of Seattle WA GOL, 5.00%, 12/01/28	75	92,116
City of Seattle WA Municipal Light & Power Revenue RB
Series A, 5.00%, 04/01/28	125	150,865
Series B, 5.00%, 04/01/28 (Call 04/01/26)	70	80,282
Series C, 4.00%, 10/01/28 (Call 10/01/26)	65	72,610
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/28 (Call 01/01/27)	30	35,084
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/28 (GTD)	130	159,479
County of King WA GOL, 5.00%, 07/01/28	120	145,772
County of King WA Sewer Revenue RB
Series B, 5.00%, 07/01/28	100	121,340
Series B, 5.00%, 07/01/29 (Call 07/01/28)	110	133,019
County of Spokane WA GOL, Series B, 5.00%, 12/01/28	130	159,289
Energy Northwest RB
5.00%, 07/01/28	380	461,611
Series A, 5.00%, 07/01/28 (Call 07/01/27)	125	148,353
Series C, 5.00%, 07/01/30 (Call 07/01/28)	125	151,457
King & Snohomish Counties School District No. 417 Northshore GO, 5.00%, 12/01/29 (Call 06/01/28) (GTD)	145	175,175
King County School District No. 405 Bellevue GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	10	11,686
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/28 (Call 06/01/26) (GTD)	50	55,172
Port of Seattle WA RB, 5.00%, 05/01/28 (Call 05/01/27)	100	117,386
State of Washington COP, Series B, 5.00%, 07/01/30 (Call 07/01/28)	180	216,877
State of Washington GO
Series 2017-A, 5.00%, 08/01/28 (Call 08/01/26)	120	138,680
Series B, 5.00%, 08/01/28 (Call 08/01/26)	90	104,010
Series C, 0.00%, 06/01/28 (NPFGC)(a)	75	67,040
Series C, 5.00%, 02/01/30 (Call 02/01/28)	220	263,326
Series D, 5.00%, 02/01/31 (Call 02/01/28)	105	125,284
Series R, 5.00%, 08/01/28 (Call 08/01/26)	130	150,237
University of Washington RB, Series C, 5.00%, 04/01/28	240	289,975
Washington State University RB, 5.00%, 10/01/28 (Call 04/01/26)	50	56,909
		4,076,174
West Virginia — 0.9%
State of West Virginia GO
Series A, 5.00%, 06/01/28	60	72,958
Series B, 5.00%, 06/01/31 (Call 06/01/28)	235	284,486
Series B, 5.00%, 12/01/32 (Call 06/01/28)	75	90,742

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia (continued)
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	$160	$190,246
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/30 (Call 07/01/28)	75	91,079
		729,511
Wisconsin — 0.7%
Milwaukee Metropolitan Sewerage District GO, 4.00%, 10/01/28	60	69,436
State of Wisconsin GO
5.00%, 11/01/28 (Call 05/01/27)	50	58,997
Series 2, 5.00%, 11/01/28 (Call 05/01/26)	125	143,905
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	155	182,892
State of Wisconsin RB, 5.00%, 05/01/28 (Call 05/01/27)	115	136,141
		591,371
Total Municipal Debt Obligations — 98.4%
(Cost: $79,023,944)		77,891,756

Security	Shares (000)	Value

Short-Term Investments
Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	220	$220,030

Total Short-Term Investments — 0.3%
(Cost: $220,045)		220,030

Total Investments in Securities — 98.7%
(Cost: $79,243,989)		78,111,786

Other Assets, Less Liabilities — 1.3%		1,018,811

Net Assets — 100.0%		$79,130,597

(a)	Zero-coupon bond.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$450,507	$—	$(230,312	)(a)	$(143)	$(22)	$220,030	220	$25	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$77,891,756	$—	$77,891,756
Money Market Funds	220,030	—	—	220,030
	$220,030	$77,891,756	$—	$78,111,786

Portfolio Abbreviations - Fixed Income
AGM	Assured Guaranty Municipal Corp.
COP	Certificates of Participation
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded

PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax